Apr. 29, 2025
HEARTLAND VALUE FUND | HEARTLAND VALUE FUND
INVESTMENT GOAL
The Value Fund seeks long-term capital appreciation through investing in small companies.
FEES AND EXPENSES OF THE VALUE FUND

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell Investor or Institutional Class Shares of the Value Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

SHAREHOLDER FEES (fees paid directly from your investment)
SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None
Redemption Fee (as a percentage of the net asset value of any shares that are redeemed or exchanged within 10 days after they were purchased)	2%	2%
Exchange Fee	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares	Institutional Class Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.13%(1)	None
Other Expenses	0.18%	0.16%
Total Annual Fund Operating Expenses	1.06%	0.91%

(1) Investor Class Shares are subject to an annual distribution fee of up to 0.25% pursuant to a reimbursement plan adopted under Rule 12b-1. The maximum rate of the Rule 12b-1 fee may not be incurred in a given year.

EXAMPLE.

 This example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class Shares	$ 108	$ 337	$ 585	$ 1,293
Institutional Class Shares	$ 93	$ 290	$ 504	$ 1,119

PORTFOLIO TURNOVER

The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE VALUE FUND

The Value Fund invests primarily in common stocks of small companies with market capitalizations less than the largest companies in the Russell 2000® Value Index, and may invest a portion of its assets in micro-capitalization securities, generally those with market capitalizations of less than $500 million at the time of purchase. As of April 30, 2024, the largest market capitalization of a company in the Russell 2000® Value Index was $7.1 billion.

The Fund utilizes Heartland Advisors’ disciplined and time-tested 10 Principles of Value InvestingTM framework to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk. The 10 Principles of Value Investing™ are: catalyst for recognition, low price in relation to earnings, low price in relation to cash flow, low price in relation to book value, financial soundness, positive earnings dynamics, sound business strategy, capable management and insider ownership, value of the company, and positive technical analysis.

PAST PERFORMANCE

The following tables show historical performance of the Value Fund and provide some indication of the risks of investing in the Fund. Table I shows how the total returns before taxes for the Fund’s Investor Class Shares have varied from year to year for the past 10 years. Table II shows how the Fund’s average annual total returns compare to those of a broad measure of market performance, as well as the Fund’s benchmark index. Past performance (before and after taxes) does not guarantee future results. Updated performance information for the Fund is available on the Fund’s website at heartlandadvisors.com or by calling 1-800-432-7856.

TABLE I VALUE FUND - INVESTOR CLASS SHARES - YEAR-BY-YEAR TOTAL RETURNS

Best Quarter:	Worst Quarter:
2nd Quarter of 2020……30.51%	1st Quarter of 2020……-35.44%

TABLE II VALUE FUND - AVERAGE ANNUAL TOTAL RETURNS [FOR THE PERIODS ENDED 12/31/24]
	One Year	Five Years	Ten Years	Lifetime (since 12-28-1984)
INVESTOR CLASS SHARES:
Return Before Taxes	15.68%	10.94%	6.93%	11.21%
Return After Taxes on Distributions	13.42%	9.32%	5.46%	9.42%
Return After Taxes on Distributions and Sale of Fund Shares	10.89%	8.46%	5.22%	9.26%
INSTITUTIONAL CLASS SHARES:
Return Before Taxes	15.88%	11.10%	7.09%	11.29%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%	11.64%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	8.05%	7.29%	7.14%	10.45%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). In addition, after-tax returns are shown only for Investor Class Shares and after-tax returns for the Institutional Class Shares will vary. The differences in before-tax returns and after-tax returns on distributions and sale of Fund shares are due to adjustments incorporated into the after-tax returns for qualified taxable dividend income and qualifying foreign tax credits.